ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Amount of accounts receivable pledged as collateral for borrowings	¥ 2,043,000		¥ 646,000
Third parties
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Accounts receivables - current	14,517,697		14,458,262
Allowance for credit losses - current	(1,105,885)		(829,410)	¥ (685,000)
Accounts receivable, net - current	¥ 13,411,812	$ 1,917,864	¥ 13,628,852